Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents - shares	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	11,602,049	10,868,309
Series E preferred [Member]
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	121	254
Warrants [Member]
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	8,607,661	7,496,070
Convertible notes [Member]
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	2,000,000	1,008,798
Options [Member]
Significant Accounting Policies and Practices (Details) - Schedule of common stock equivalents [Line Items]
Common stock equivalents, total	2,994,267	2,363,187